UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-06

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC        11-10-2006
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:  $   121,834
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 SEC
                                                         September 30, 2006

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only                  COM              65440k106      414    35000 SH       Sole                    35000
Autoliv                        COM              052800109     3048    55300 SH       Sole                    55300
Autozone                       COM              053332102     5513    53370 SH       Sole                    53370
Bank of the Ozarks Inc         COM              063904106      937    27650 SH       Sole                    27650
Berkshire Hathaway B           COM              084670207    23545     7418 SH       Sole                     7418
CBS Corp                       COM              124857202    14099   500500 SH       Sole                   500500
Carmax                         COM              143130102    13751   329675 SH       Sole                   329675
CitiGroup                      COM              172967101      397     8000 SH       Sole                     8000
Echostar                       COM              278762109    17242   526627 SH       Sole                   526627
Fastenal                       COM              311900104     2893    75000 SH       Sole                    75000
Homefed Corp                   COM              43739D307     4457    66527 SH       Sole                    66527
Idexx Laboratories             COM              45168D104    10040   110155 SH       Sole                   110155
International Speedway         COM              460335201     2728    54730 SH       Sole                    54730
Mohawk Industries              COM              608190104     8390   112690 SH       Sole                   112690
O Reilly Automotive            COM              686091109     5480   165000 SH       Sole                   165000
Penn National Gaming           COM              707569109     3305    90500 SH       Sole                    90500
Walgreen                       COM              931422109     3607    81265 SH       Sole                    81265
Washington Post                COM              939640108     1990     2700 SH       Sole                     2700